RULE 497 FILING

On behalf of the Goldman Sachs funds listed in Exhibit A (each a “Fund” and collectively the “Funds”), each Fund a series of Goldman Sachs Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on June 16, 2017 (Accession No. 0001193125-17-205485), which is incorporated by reference into this Rule 497 Filing.

EXHIBIT A

Goldman Sachs Municipal Fixed Income Funds

Goldman Sachs High Yield Municipal Fund

Goldman Sachs Dynamic Municipal Income Fund

Goldman Sachs Short Duration Tax-Free Fund

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs Dynamic Emerging Markets Debt Fund

Goldman Sachs Emerging Markets Debt Fund

Goldman Sachs High Yield Fund

Goldman Sachs High Yield Floating Rate Fund

Goldman Sachs Investment Grade Credit Fund

Goldman Sachs Local Emerging Markets Debt Fund

Goldman Sachs U.S. Mortgages Fund

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Bond Fund

Goldman Sachs Core Fixed Income Fund

Goldman Sachs Global Income Fund

Goldman Sachs Strategic Income Fund

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Enhanced Income Fund

Goldman Sachs High Quality Floating Rate Fund

Goldman Sachs Short Duration Government Fund

Goldman Sachs Inflation Protected Securities Fund

Goldman Sachs Government Income Fund

Goldman Sachs Short Duration Income Fund

Goldman Sachs Fixed Income Alternatives Funds

Goldman Sachs Strategic Macro Fund (formerly, “Goldman Sachs Fixed Income Macro Strategies Fund”)

Goldman Sachs Long Short Credit Strategies Fund

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Capital Growth Fund

Goldman Sachs Concentrated Growth Fund

Goldman Sachs Dynamic U.S. Equity Fund

Goldman Sachs Flexible Cap Growth Fund

Goldman Sachs Focused Growth Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Technology Opportunities Fund

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Focused Value Fund

Goldman Sachs Equity Income Growth and Income Fund (formerly, “Goldman Sachs Growth and Income Fund”)

Goldman Sachs Large Cap Value Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Small Cap Value Fund

Goldman Sachs Small/Mid Cap Value Fund

Goldman Sachs Tax-Advantaged Equity Funds

Goldman Sachs International Equity Dividend and Premium Fund

Goldman Sachs International Tax-Managed Equity Fund

Goldman Sachs U.S. Tax-Managed Equity Fund

Goldman Sachs U.S. Equity Dividend and Premium Fund

Goldman Sachs Dividend Focus Funds

Goldman Sachs Income Builder Fund

Goldman Sachs Rising Dividend Growth Fund

Goldman Sachs Select Satellite Funds

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs Managed Futures Strategy Fund

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs Real Estate Securities Fund

Goldman Sachs Global Real Estate Securities Fund

Goldman Sachs Global Infrastructure Fund

Goldman Sachs Fundamental Emerging Markets Equity Funds

Goldman Sachs Asia Equity Fund

Goldman Sachs Emerging Markets Equity Fund

Goldman Sachs N-11 Equity Fund

Goldman Sachs Fundamental International Equity Funds

Goldman Sachs Focused International Equity Fund

Goldman Sachs Strategic International Equity Fund

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Large Cap Growth Insights Fund

Goldman Sachs Large Cap Value Insights Fund

Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs Small Cap Growth Insights Fund

Goldman Sachs Small Cap Value Insights Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs International Equity Insights Funds

Goldman Sachs Emerging Markets Equity Insights Fund

Goldman Sachs International Equity Insights Fund

Goldman Sachs International Small Cap Insights Fund

Goldman Sachs Long Short Fund

Goldman Sachs MLP Energy Infrastructure Fund

Goldman Sachs Absolute Return Multi-Asset Fund

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Strategy Portfolio

Goldman Sachs Equity Growth Strategy Portfolio

Goldman Sachs Satellite Strategies Portfolio